Related party transactions - Narrative (Details) € in Millions, $ in Billions	1 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024	Dec. 31, 2023 director	Dec. 31, 2022 EUR (€)	May 10, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Number of members of board of directors				17
Low | Forecast
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			60.00%
High | Forecast
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			100.00%
PT Coca-Cola Bottling Indonesia
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired		29.40%			29.40%
Consideration paid | €		€ 282			€ 282
Coca-Cola Beverages Philippines, Inc. (CBBPI)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	100.00%
TCCC franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term				10 years
Joint ventures
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	100.00%
Joint ventures | Coca-Cola Beverages Philippines, Inc. (CBBPI)
Disclosure of transactions between related parties [line items]
Consideration paid | $	$ 1.8
Joint ventures | Coca-Cola Europacific Partners Plc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	60.00%
Joint ventures | Aboitiz Equity Ventures Inc. (AEV)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	40.00%
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership				19.20%
Number of members of board of directors				2
Consideration paid, asset sale agreement | €						€ 182
TCCC | Entities with joint control or significant influence over entity | TCCC franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term				10 years
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership				20.80%
Number of members of board of directors				3
CCIP | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Number of members of board of directors				5